File No. 333-43515
811-1978

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under the Securities Act of 1933

☐	Pre-Effective Amendment No.
☑	Post-Effective Amendment No. 26

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 53
(Exact Name of Registrant)
Ohio National Variable Account A
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Marc L. Collins, Second Vice President and Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West 1300 I Street, N.W.
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):
☐      immediately upon filing pursuant to paragraph (b) of Rule 485
☐      on (date) pursuant to paragraph (b) of Rule 485
☐      60 days after filing pursuant to paragraph (a)(1) of Rule 485
☑      on May 1, 2007 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Flexible Purchase Payment
Individual Variable Annuity Contracts
ONcore Premier
Ohio National Variable Account A
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 667-3078
This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides additional details regarding your variable annuity contract. For additional details, please also consult your contract.
Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.
The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.
Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should involve an assessment of the other benefits available under this annuity contract.
The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.
You may direct the allocation of your purchase payments to one or more investment options of Ohio National Variable Account A (“VAA”) and the Guaranteed Account (if available). However, your initial allocation can be to no more than 10 of the available subaccounts. Following application of your initial purchase payment, your subsequent allocation of contract values may be to no more than 18 of the available subaccounts. VAA is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Portfolios I, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust, and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying Fund’s prospectuses. The Fund prospectuses might also contain information about funds that are not available for these contracts.
You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge of up to 6% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.
You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).
Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2007. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectuses.
May 1, 2007

Form 8521

Available Funds
The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium (formerly called Discovery) Portfolio	(Neuberger Berman Management Inc.)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth & Income) Portfolio	(RS Investment Management, L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Blue Chip Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth (formerly called Core Growth) Portfolio	(Janus Capital Management LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Covered Call Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio	(First Trust Advisors, L.P.)

Form 8521

Target Equity/ Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

The DowSM Target Variable Fund LLC
The Dow Target 10 Portfolios	(First Trust Advisors, L.P.)
The Dow Target 5 Portfolios	(First Trust Advisors, L.P.)

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
[Dreyfus Portfolio]	(Fayez Sarofim & Co.)
[Dreyfus Portfolio]	(Fayez Sarofim & Co.)

Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC

Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.

J.P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	J.P. Morgan Investment Management, Inc.
JPMorgan Small Company Portfolio	J.P. Morgan Investment Management, Inc.

Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	Janus Capital Management LLC
International Growth Portfolio	Janus Capital Management LLC
Worldwide Growth Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Equity Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Portfolios I, Inc.
(formerly Salomon Brothers Variable Series Funds, Inc.)
Legg Mason Partners Variable All Cap Portfolio	Salomon Brothers Asset Management, Inc.
Legg Mason Partners Variable Total Return Portfolio	Salomon Brothers Asset Management, Inc.
Legg Mason Partners Variable Investors Portfolio	Salomon Brothers Asset Management, Inc.

MFS® Variable Insurance TrustSM (Service Class)
MFS Investors Growth Stock Series	Massachusetts Financial Services Company
MFS Mid Cap Growth Series	Massachusetts Financial Services Company
MFS New Discovery Series	Massachusetts Financial Services Company
MFS Total Return Series	Massachusetts Financial Services Company

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	Neuberger Berman Management Inc.

PIMCO Variable Insurance Trust
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio	Pacific Investment Management Company LLC

The Prudential Series Fund, Inc.
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC

Royce Capital Fund
Small-Cap Portfolio	Royce & Associates, LLC
Micro-Cap Portfolio	Royce & Associates, LLC

Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income Portfolio	Van Kampen*
U.S. Real Estate Portfolio	Van Kampen*
International Growth Equity Portfolio	Van Kampen*
Equity Growth Portfolio	Van Kampen*

*	Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

Form 8521

Glossary
Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.
Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
ARDBR — The annual reset death benefit rider offered with this contract.
Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.
GEB — The guaranteed enhanced benefit rider offered with this contract.
GMDB — The guaranteed minimum death benefit amount provided for by the GMDBR80 Plus, GMDBR85 Plus or the ARDBR offered with this contract. The GMDBR80 Plus, GMDBR85 Plus and ARDBR are the GMDB riders.
GMIB — The guaranteed minimum income benefit rider offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset are the GMIB riders.
GPA — The guaranteed principal access rider offered with this contract.
GPP — The guaranteed principal protection rider offered with this contract.
Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.
Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.
Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.
VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.
Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Form 8521

Fee Table
The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

	Years	Charge
Contract Owner Transaction Expenses
Surrender Charge (a percentage of value withdrawn; the	1st	6%
percentage varies with the number of years from purchase payments to which values relate.	2nd	6%
This charge may also be called a Contingent Deferred Sales Charge).	3rd	5%
	4th	4%
	5th	2%
	6th	1%
	7th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10
Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law
The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your contract value exceeds $50,000)	$30
Withdrawal Fee (currently no charge for the first 14 withdrawals each contract year)	$15

Separate Account Annual Expenses (as a percentage of average variable account value unless otherwise indicated)
Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	1.40%
Optional Separate Account Expenses
If you choose the annual stepped-up death benefit, the GMDBR80 Plus, the GMDBR85 Plus, or the ARDBR riders as described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up death benefit	0.25%
(currently the charge is 0.10%)
GMDBR80 Plus	0.30%
(currently the charge is 0.25%)
GMDBR85 Plus	0.45%
ARDBR	1.20%
(currently the charge is 0.60%)
If you choose the GEB rider, as described under “Death Benefit,” the annual charge is the following percentage of your contract value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

Form 8521

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset or the GMIB Plus with Annual Reset riders, the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

Percent of GMIB guaranteed income base	0.45%
Percent of GMIB Plus guaranteed income base	0.55%
Percent of GMIB Plus with Five Year Reset guaranteed income base	1.10%
(currently the charge is 0.55%)
Percent of GMIB Plus with Annual Reset guaranteed income base	1.40%
(currently the charge is 0.70%)
If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:

For the 7% guaranteed annual withdrawal	0.40%
For the 8% guaranteed annual withdrawal	0.50%
If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount	0.20%
Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider...	you cannot have this rider...

GPP	GPA

GPA	GPP or any of the GMIB riders

One of the GMIB riders	Any other GMIB rider or GPA

One of the GMDB riders	Any other GMDB rider

Annual stepped-up death benefit	ARDBR

Furthermore, if you have the ARDBR, you must also have the GMIB Plus with Annual Reset.
Therefore, the optional benefits included in “Total Separate Account Annual Expenses with all optional benefits added at their maximum cost” are ARDBR, GEB “Plus” at issue ages 71 through 75, GMIB Plus with Annual Reset and GPP.

Total Separate Account Annual Expenses	1.40%
Total Optional Separate Account Expenses based on contract value (including the GEB Plus at issue ages 71 to 75, GMIB Plus with Annual Reset and GPP)	2.20%
Total Optional Separate Account Expenses based on death benefit amount (ARDBR)	1.20%

Total Separate Account Annual Expenses with all optional benefits added at their maximum cost	4.80%
In the event the contract value and death benefit amounts are not the same, the maximum charges would be 2.25% of the contract value plus 1.20% of the death benefit amount.

Form 8521

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	Without	Without
	Waivers	Waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	[TBD]	[TBD]
EXAMPLE
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher. As indicated above, certain optional expenses are calculated on death benefit amounts instead of contract value. Under some circumstances, these charges calculated on death benefit amounts could be higher when assessed as a percentage of the contract value. For purposes of these Examples, the death benefit amount and the contract value are assumed to be equal.
The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and the costs for those benefits are based on contract values or death benefit amounts for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

[TBD]	[TBD]	[TBD]	[TBD]

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

[TBD]	[TBD]	[TBD]	[TBD]
Financial Statements
The complete financial statements of VAA and Ohio National Life, including the Independent Registered Public Accounting Firm’s Reports for them, are included in the Statement of Additional Information.
Accumulation Unit Values
Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

Form 8521

This series of variable annuity contracts began on May 1, 1998. Since then, the following changes have been made to available Funds:

January 6, 1999	The Dow Target Variable Funds added.

May 1, 1999	Ohio National Fund International Small Company portfolio and Lazard Retirement Series portfolios added.

July 1, 1999	Ohio National Fund Equity portfolio and UBS Series (formerly called Mitchell Hutchins or Brinson Series) portfolios added.

January 3, 2000	Ohio National Fund Discovery (formerly called Small Cap) and Aggressive Growth portfolios and Prudential Series fund portfolios added.

May 1, 2000	Ohio National Fund Small Cap Growth (formerly called Core Growth) and Nasdaq-100 Index portfolios, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products portfolios added; Janus Aspen Series Institutional Shares portfolios and Van Kampen (formerly called Morgan Stanley) Universal Institutional Funds Value and Emerging Markets Debt portfolios discontinued for new contracts.

September 15, 2000	UBS Series (formerly called Mitchell Hutchins or Brinson Series) Strategic Income and Small Cap portfolios discontinued for new contracts.

March 19, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) discontinued for new contracts.

October 26, 2001	UBS Series (formerly called Mitchell Hutchins or Brinson Series) Growth & Income portfolio discontinued for new contracts; Brinson Growth & Income, Small Cap and Strategic Income portfolios merged into Alliance Variable Products Series Growth & Income, Quasar and Global Bond portfolios, respectively.

November 1, 2001	JPMorgan Mid Cap Value portfolio and MFS Variable Insurance Trust funds added.

December 17, 2001	First American Insurance Portfolios (“FAIP”) Corporate Bond portfolio replaced Ohio National Fund Strategic Income portfolio, and FAIP Equity Income portfolio replaced Ohio National Fund Relative Value portfolio and Firstar Growth & Income portfolio through mergers.

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios added.

August 1, 2002	PIMCO Variable Insurance Trust portfolios added.

May 1, 2003	Dreyfus Variable Investment Fund Appreciation portfolio and Royce Capital Fund portfolios added; The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers, Van Kampen Universal Institutional Funds (Class I) Core Plus Fixed Income and U.S. Real Estate portfolios discontinued for new contracts, and Van Kampen Universal Institutional Funds (Class II) Core Plus Fixed Income and U.S. Real Estate portfolios added for new contracts.

October 1, 2003	Fidelity VIP Equity-Income Portfolio added. First American Insurance Portfolios discontinued for new contracts.

May 1, 2004	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios added; PBHG Technology & Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.

May 1, 2005	Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added. PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.

November 2, 2005	Ohio National Fund Target VIP and Target Equity/ Income portfolios were added.

May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.
May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Dreyfus [portfolios] were added.

Form 8521

Ohio National Life
Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately [TBD] billion and equity of approximately [TBD] billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.
Ohio National and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.
Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.
From time to time, Ohio National and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.
Ohio National Variable Account A
We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, your initial allocation can be to no more than 10 of the available subaccounts. Following application of your initial purchase payment, your subsequent allocation of contract values may be to no more than 18 of the available subaccounts. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.
The Funds
The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.
The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Form 8521

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.
For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.
Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.
The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.
Mixed and Shared Funding
In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.
Voting Rights
We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.
Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Form 8521

Distribution of Variable Annuity Contracts
The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.
Deductions and Expenses
Surrender Charge
There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percentage of the lesser of (a) the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment

1st	6%
2nd	6%
3rd	5%
4th	4%
5th	2%
6th	1%
7th and later	0%
During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant.
Annual Contract Fee
Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.
Deduction for Account Expense Fee
At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the variable account value. This deduction reimburses us for expenses not covered by the annual

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contract fee. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.
Deduction for Mortality and Expense Risk Fee
We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.
For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the variable account value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.
Charges for Optional Benefits
There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary. Not all optional benefits are available in all states. We may discontinue any of the optional benefits on new contracts at any time.
If you choose the annual stepped-up death benefit, the GMDBR80 Plus, the GMDBR85 Plus or the ARDBR as described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
(currently the charge is 0.10%)
GMDBR80 Plus	0.30%
(currently the charge is 0.25%)
GMDBR85 Plus	0.45%
ARDBR	1.20%
(currently the charge is 0.60%)
If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your contract value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

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If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset or the GMIB Plus with Annual Reset riders the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

Percent of GMIB guaranteed income base	0.45%
Percent of GMIB Plus guaranteed income base	0.55%
Percent of GMIB Plus with Five Year Reset guaranteed income base	1.10%
(currently the charge is 0.55%)
Percent of GMIB Plus with Annual Reset guaranteed income base	1.40%
(currently the charge is 0.70%)
If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:

For the 7% guaranteed annual withdrawal	0.40%
For the 8% guaranteed annual withdrawal	0.50%
If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount	0.20%
Transfer Fee
We may charge a transfer fee of $10 for each transfer of values from a subaccount to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions on transfers may apply. See “Transfers Among Subaccounts” below.
Deduction for State Premium Tax
Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.
Fund Expenses
There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expenses continue after annuity payments begin for the amounts which are allocated to the funds.
Description of Variable Annuity Contracts
10-Day Free Look
You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In some states, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any

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purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market portfolio until the end of the free look period.
Accumulation Period
Purchase Payments
Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.
Accumulation Units
Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.
Crediting Accumulation Units
Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.
Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.
You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instruction to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) on any process day (earlier on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.
Allocation of Purchase Payments
You may allocate your contract values among up to 18 investment options including the variable subaccounts of VAA and the Guaranteed Account (if available). However, your initial allocation can be to no more than 10 of the available subaccounts. Following application of your initial purchase payment, your subsequent allocation of contract values may be to no more than 18 of the available subaccounts. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase

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payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office.
Optional Asset Allocation Models
You may choose an optional asset allocation model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. However, some optional benefits require participation in the asset allocation models. You may not use more than one model at a time.
Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.
Beginning July 1, 2007, if you choose the asset allocation models, Ohio National Investments, Inc. (”ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model. If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your contract values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your contract values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the asset allocation models, the effect of the termination of the advisory agreement will be to terminate your rider as well.
More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the asset allocation models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios.
We have retained Wilshire Associates to develop several asset allocation models, each comprising a combination of the contract’s available Funds. However, we reserve the right to change the third party consultant we use to develop the asset allocation models. Wilshire Associates selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently there are 5 models ranging from Model 1 (having relatively conservative investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).
At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions originally established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer. If your contract includes the optional Guaranteed Principal Protection (GPP) or Guaranteed Principal Access (GPA) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any model.

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Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.
Accumulation Unit Value and Accumulation Value
We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Guaranteed Account or in a Dollar Cost Averaging Account.
Net Investment Factor
The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:
(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.
Surrender and Withdrawal
Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $500). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.
Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status,” below.
If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

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Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange or certain electronic exchanges are closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.
Transfers among Subaccounts
You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.
We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.
Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.
We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.
The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.
Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.
Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of

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the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.
We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.
Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies
Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.
Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.
We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.
Effective Time for Purchase, Transfer or Redemption Orders
Orders to purchase, redeem or transfer fund units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on any process day (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.
However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-

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dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.
Electronic Access
If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers or change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.
We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.
Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.
We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.
Scheduled Transfers (Dollar Cost Averaging)
We may, but are not obligated to offer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.
DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.
Portfolio Rebalancing
You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The

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purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.
The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.
Optional Guaranteed Principal Access (“GPA”)
We may offer a Guaranteed Principal Access (“GPA”) rider in those states where permitted. With certain restrictions, this rider guarantees:

i.	you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii.	we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term. The eligible contract value is the contract value attributable to the beginning principal amount; and

iii.	we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.
This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.
If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the variable contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.
You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.
The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual contract value for the 7% GPA rider and .50% of your eligible average annual contract value for the 8% GPA rider.
The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any

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additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.
It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.
You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.
If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is in effect.
After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider. You may reset the rider more than once, but you must wait 5 years between resets.
If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.
The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.
Optional Guaranteed Principal Protection (“GPP”)
In those states where permitted, you may choose the GPP rider when you apply for the contract. We may, at our sole discretion also offer the GPP rider to existing contracts, in which case it may be added on a contract

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anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional Guaranteed Principal Access (“GPA”) rider.
If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total contract value to increase it to the “guaranteed contract value” if the eligible contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

(a)	as of the first day of the rider’s term or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.
Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your eligible contract value at the end of the term for purposes of determining the benefit amount.
If you choose GPP, you must allocate all variable contract values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.
The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.
At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your total contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year term.
If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.
Nursing Facility Confinement
We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

•	the confinement begins after the first contract anniversary and before annuity payments begin;

•	the contract was issued before the annuitant’s 80th birthday, and

•	we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.

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Death Benefit
If the annuitant dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. The amount of the death benefit which is based on the date of death will be determined on the date we receive proof of the annuitant’s death and satisfactory instructions from the beneficiary for disposition of the contract. If there are multiple beneficiaries, and the owner has not selected a settlement option, all of the beneficiaries must agree on a settlement option or the payout value will be paid to all of them proportionally. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 5 years after the annuitant’s death. If the total contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to the Money Market portfolio.
This death benefit will be the greatest of:

•	the total contract value; or

•	net purchase payments; or

•	the stepped-up death benefit amount if the contract has been in effect for at least 3 years (or 1 year if you chose the annual stepped-up death benefit); or

•	the guaranteed minimum death benefit (“GMDB”), amount; or

•	the optional enhanced death benefit (“GEB” or “GEB Plus”), plus the greatest of the other options you choose, if you chose that option.
“Net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total contract value that resulted from the withdrawal.
For the 3-year period beginning on the third contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the third anniversary or (ii) net purchase payments made on or before the third anniversary. At the beginning of each later 3-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 3-year period. The stepped-up death benefit amount is increased by purchase payments and decreased pro rata by withdrawals made during each 3-year period after the third anniversary.
In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.
In those states where permitted, you may choose the GMDBR80 Plus or GMDBR85 Plus at the time the contract is issued. We may, at our sole option, allow you to add these riders upon a subsequent contract anniversary. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the GMDB amount. The GMDB amount is (i) total net purchase payments made when you purchase the contract and within the first three months after the contract is issued minus any amounts you have withdrawn

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from the contract plus (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6%, but values in the Money Market portfolio or the Guaranteed Account which are not in one of the Asset Allocation Models will earn the rate being credited to the Money Market portfolio or the Guaranteed Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. This total death benefit amount shall not exceed two times (i). Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount by the amount of such withdrawals. There is no maximum benefit amount for the GMDBR85 Plus. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount will be reduced by the same percentage that the contract value was reduced because of the withdrawal. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the GMDBR85 Plus amount.
The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.
In those states where permitted, you may choose the ARDBR rider at the time the contract is issued. We may, at our sole option, allow you to add this rider upon a subsequent contract anniversary. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You cannot purchase the ARDBR after the annuitant is age 75. With this optional rider, the death benefit is the greater of (a) the contract value on the date of death, or (b) the GMDB amount.
The GMDB amount with this rider is the greater of the (i) Earnings Base or (ii) the Step-up Base. The Earnings Base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued adjusted by withdrawals plus an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6%. However, contract values allocated in the Money Market portfolio or the Guaranteed Account which are not in one of the asset allocation models will earn the rate of return being earned in those accounts. The Earnings Base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the Earnings Base as of the beginning of the contract year will reduce the Earnings Base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the Earnings Base at the beginning of the contract year will reduce the Earnings Base pro rata. Under a pro rata reduction, the Earnings Base will decrease by the same percentage reduction of the contract value that resulted from the withdrawal.
At contract issue, the Step-Up base equals net purchase payments less pro rata withdrawals. Each contract anniversary, the Step-up Base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior Step-up Base. The Step-up Base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the Step-up Base on a pro rata basis.
On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR Earnings Base and the GMIB Plus with Annual Reset’s Guaranteed Earnings Base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase. If you reset the ARDBR, the charge for the ARDBR will be equal to the then-current charge for the ARDBR. However, we guarantee that that annual charge will not be in excess of 1.20% of your death benefit amount.

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In those states where permitted, you may choose GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals; or

•	40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”
For the regular GEB option, there is an additional annual charge of 0.15% of the contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the contract value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it.
The beneficiary for any death proceeds may choose to wait up to 5 years to surrender the contract for the then current contract value. If the beneficiary is the deceased annuitant’s spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply.
Guaranteed Account
The Guaranteed Account (if available) guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.
The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.
The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.
We guarantee that, before annuity payments begin, the value of a contract in the Guaranteed Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

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•	any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.
No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.
Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.
Ohio National Life Employee Discount
We and our affiliated companies offer a benefit in the form of an additional premium on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This premium counts as additional income under the contract. The amount of the benefit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We allocate amounts to the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.
Annuity Period
Annuity Payout Date
Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.
The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.
Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.
Annuity Options
You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the contract value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

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Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.
Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.
Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.
Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.
Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.
We may agree to other settlement options.
Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.
If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.
Determination of Amount of the First Variable Annuity Payment
To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.
If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.
Annuity Units and Variable Payments
After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.
The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.
The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

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The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2003 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.
Transfers During Annuity Payout
After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by contacting us in writing at our Home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.
Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders
This section describes the various optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we currently offer or have been offered in the past. Not all of the riders may be available in all states and not all riders may be currently available for issue.
You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.
The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 6% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.
If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.
If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees.
You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later

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anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.
The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.
In those states where permitted, we may also offer a GMIB “Plus” rider. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:

(1)	For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings base dollar for dollar,

(2)	The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80,

(3)	The annual charge for GMIB Plus is 0.55% of the guaranteed income base.
In those states where permitted, we may also offer a GMIB Plus with Five Year Reset rider. You may only have one of the GMIB, GMIB Plus or GMIB Plus with Five Year Reset riders on the same contract, and we may limit the availability of the riders in any state. You may not purchase the GMIB Plus with Five Year Reset after the annuitant is age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1)	For the GMIB Plus with Five Year Reset you may reset the Guaranteed Earnings Base on the fifth contract anniversary and the maximum annual charge is 1.10% of the Guaranteed Income Base. We are currently only charging 0.55% for the GMIB Plus with Five Year Reset rider.

(2)	There is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the ten year annuitization waiting period, and
With the no-lapse provision listed above, if prior to the time you are eligible to annuitize using your Guaranteed Income Base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-Guaranteed Income Base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings base, you will permanently forfeit this protection. That is to say, if during any one contract year you withdraw more than 6% of the Guaranteed Earnings Base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward.
In those states where permitted, we may also offer a GMIB Plus with Annual Reset rider. You may only have one of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset or GMIB Plus with Annual Reset riders on the same contract, and we may limit the availability of the riders in any state. You may not purchase GMIB Plus with Annual Reset after the annuitant is age 74. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the Guaranteed Earnings Base on each contract anniversary and the maximum annual charge is 1.40% of the Guaranteed Income Base. We are currently only charging 0.70% for the GMIB Plus with Annual Reset rider.
The effect of GMIB riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings base has grown without reducing the guaranteed earnings base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than

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6% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings base at or above the level it began the contract year at. You could for instance take withdrawals of 6% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings base year after year and the guaranteed earnings base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.
Subject to certain limitations, the GMIB Plus, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the Guaranteed Earnings Base to the then-current contract value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary with the last reset available on the later age 75 or the fifth anniversary of the rider. The GMIB Plus with Annual Reset rider allows you to reset each and every policy anniversary up to the later of age 75 or with a minimum opportunity of 5 annual resets. If the contract value at the time of reset is higher than the Guaranteed Earnings Base, you may make larger withdrawals on a dollar for dollar basis from the new Guaranteed Earnings Base. At every eligible reset anniversary, you can reset the Guaranteed Earnings Base by notifying the Company within 30 days after the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the Guaranteed Earnings Base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the Guaranteed Income Base for the ten year period following the reset. Upon reset, we will charge the then-current charge for the rider, as determined by us, even if we are not issuing the rider on new contracts. The resulting charge following a reset may be higher or lower than the charge under your existing rider.
In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, and because the rider charge is assessed over the ten year term of the rider, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.
Resetting the GMIB riders will also reset the rider charge to the current fee we are charging for the respective rider, at the time you reset. The fees after reset cannot exceed 1.10% for the GMIB Plus with Five Year Reset and 1.40% for the GMIB Plus with Annual Reset rider, regardless.
When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the guaranteed roll-up death benefit amount. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.
Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.
Other Contract Provisions
Assignment
Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified

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contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.
Reports and Confirmations
Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.
We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.
Substitution for Fund Shares
If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.
Contract Owner Inquiries
Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern time).
Performance Data
We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.
Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.
We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index,

Form 8521

Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.
Federal Tax Status
The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.
We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code.
The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.
The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.
As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.
When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.
A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payment, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Form 8521

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.
Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax-qualified plans.
Tax-Deferred Annuities
Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.
With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract setup under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.
In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Form 8521

Qualified Pension or Profit-Sharing Plans
Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.
The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.
Withholding on Annuity Payments
Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.
Individual Retirement Annuities (IRAs)
See IRA Disclosure Statement (Appendix A), following.

Form 8521

Appendix A
IRA Disclosure Statement
This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.
Free Look Period
The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision write or call our administrative office at the address shown below:
The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 — 8:30 a.m. – 4:30 p.m. (Eastern time zone)
Eligibility Requirements
IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.
Contributions and Deductions
Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $52,000 in 2007, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $52,000 and $62,000. For married couples filing jointly, the applicable dollar limitation is $83,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $83,000 and $93,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $62,000 for individuals and $93,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.
Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $15,500 for 2007.
The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2007 (increasing to $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make

Form 8521

an additional IRA contribution of $1,000 per year in 2007 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.
Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $44,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.
The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)
If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.
Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $4,000).
An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.
The contracts are not eligible for use in Puerto Rico IRAs.
IRA for Non-working Spouse
If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $8,000; or (iii) 100% of your combined gross income.
Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.
Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Form 8521

Rollover Contribution
Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.
A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)
Premature Distributions
At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)
You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.
The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.
Distribution at Retirement
Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.
Inadequate Distributions — 50% Tax
Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy

Form 8521

(or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.
Death Benefits
If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.
Roth IRAs
Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.
For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.
Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA. Persons considering a rollover, transfer or conversion should consult their own tax advisor.
“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.
Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Form 8521

Savings Incentive Match Plan for Employees (SIMPLE)
An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,000 in 2005. Employees age 50 and older may contribute an additional $2,500 in 2006. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.
Reporting to the IRS
Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.
Illustration of IRA Fixed Accumulations

	$1000	$1,000
	Annual	One Time
Year	Contribution	Contribution

1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14

Form 8521

	$1000	$1,000
	Annual	One Time
Year	Contribution	Contribution

57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52
Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1 - 6%, Year 2 - 6%, Year 3 - 5%, Year 4 - 4%, Year 5 - 2%, Year 6 - 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 8521

Appendix B

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Ohio National Fund
Money Market	1998	$10.00	$10.26	141,511
	1999	10.26	10.62	777,608
	2000	10.62	11.14	1,208,483
	2001	11.14	11.41	2,239,859
	2002	11.41	11.40	2,430,581
	2003	11.40	11.33	1,777,705
	2004	11.33	11.28	2,431,771
	2005	11.28	11.46	2,993,289
	2006	11.46

Equity	1999	10.00	10.80	1,959,300
	2000	10.80	9.95	4,198,601
	2001	9.95	8.98	5,582,578
	2002	8.98	7.20	5,614,225
	2003	7.20	10.24	6,845,493
	2004	10.24	11.36	8,444,254
	2005	11.36	11.89	9,122,126
	2006	11.89

Bond	1998	10.00	10.22	31,345
	1999	10.22	10.14	176,269
	2000	10.14	10.58	386,304
	2001	10.58	11.31	786,392
	2002	11.31	12.12	1,312,628
	2003	12.12	13.21	1,393,108
	2004	13.21	13.79	1,912,728
	2005	13.79	13.66	2,551,114
	2006	13.66

Omni	1998	10.00	9.38	19,147
	1999	9.38	10.30	192,742
	2000	10.30	8.65	262,077
	2001	8.65	7.42	253,526
	2002	7.42	5.65	260,319
	2003	5.65	7.03	327,302
	2004	7.03	7.42	572,873
	2005	7.42	8.02	524,881
	2006	8.02

S&P 500 Index®	1998	10.00	11.14	162,770
	1999	11.14	13.80	1,508,871
	2000	13.80	12.30	2,439,898
	2001	12.30	10.51	2,803,334
	2002	10.51	8.02	2,645,161
	2003	8.02	10.11	2,952,652
	2004	10.11	11.00	2,915,101
	2005	11.00	11.33	2,932,440
	2006	11.33

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

International	1998	$10.00	$9.35	5,885
	1999	9.35	15.44	37,418
	2000	15.44	11.85	119,097
	2001	11.85	8.23	140,861
	2002	8.23	6.44	178,571
	2003	6.44	8.42	468,878
	2004	8.42	9.38	1,960,786
	2005	9.38	10.12	3,962,206
	2006	10.12

International Small Company	1999	10.00	15.09	1,315
	2000	15.09	10.38	197,935
	2001	10.38	7.24	218,498
	2002	7.24	6.07	198,627
	2003	6.07	9.21	224,145
	2004	9.21	10.98	263,335
	2005	10.98	13.97	352,430
	2006	13.97

Capital Appreciation	1998	10.00	9.84	56,849
	1999	9.84	10.33	270,079
	2000	10.33	13.39	403,516
	2001	13.39	14.49	734,536
	2002	14.49	11.41	951,564
	2003	11.41	14.80	944,419
	2004	14.80	16.42	1,135,299
	2005	16.42	17.05	1,804,587
	2006	17.05

Mid Cap Opportunity	1998	10.00	9.29	57,455
	1999	9.29	14.87	397,139
	2000	14.87	13.45	810,776
	2001	13.45	11.54	944,476
	2002	11.54	8.47	794,097
	2003	8.47	12.22	738,274
	2004	12.22	13.68	780,144
	2005	13.68	14.84	686,907
	2006	14.84

Capital Growth	1998	10.00	10.37	7,682
	1999	10.37	30.94	352,499
	2000	30.94	22.58	736,909
	2001	22.58	19.01	781,423
	2002	19.01	10.86	572,349
	2003	10.86	15.01	508,996
	2004	15.01	17.72	460,491
	2005	17.72	17.93	440,971
	2006	17.93

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

High Income Bond	1998	$10.00	$9.89	29,416
	1999	9.89	9.95	198,081
	2000	9.95	9.12	380,980
	2001	9.12	9.38	649,708
	2002	9.38	9.61	681,899
	2003	9.61	11.64	715,211
	2004	11.64	12.70	859,441
	2005	12.70	12.90	1,041,558
	2006	12.90

Blue Chip	1998	10.00	10.14	47,254
	1999	10.14	10.60	188,359
	2000	10.60	10.56	300,102
	2001	10.56	9.98	377,958
	2002	9.98	7.93	396,963
	2003	7.93	9.90	835,051
	2004	9.90	10.70	799,857
	2005	10.70	11.05	640,038
	2006	11.05

Millennium	2000	10.00	9.32	469,201
	2001	9.32	7.50	768,394
	2002	7.50	4.97	793,400
	2003	4.97	6.75	769,694
	2004	6.75	7.39	707,035
	2005	7.39	7.29	631,803
	2006	7.29

Aggressive Growth	2000	10.00	7.58	216,393
	2001	7.58	5.09	272,824
	2002	5.09	3.62	210,910
	2003	3.62	4.70	197,271
	2004	4.70	5.05	148,721
	2005	5.05	5.64	139,309
	2006	5.64

Small Cap Growth	2000	10.00	7.72	138,727
	2001	7.72	4.61	208,184
	2002	4.61	3.22	141,646
	2003	3.22	4.62	186,335
	2004	4.62	5.07	158,973
	2005	5.07	5.33	173,681
	2006	5.33

Nasdaq 100 Index	2000	10.00	6.03	232,680
	2001	6.03	4.01	441,286
	2002	4.01	2.48	534,845
	2003	2.48	3.61	950,712
	2004	3.61	3.92	1,071,195
	2005	3.92	3.92	1,808,807
	2006	3.92

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Bristol	2002	$10.00	$7.83	5,413
	2003	7.83	10.22	41,234
	2004	10.22	10.95	40,686
	2005	10.95	12.10	514,265
	2006	12.10

Bryton Growth	2002	10.00	6.82	18,551
	2003	6.82	9.12	40,264
	2004	9.12	9.66	42,009
	2005	9.66	9.94	200,956
	2006	9.94

Balanced	2004	10.00	11.23	28,154
	2005	11.23	11.46	62,832
	2006	11.46

U.S. Equity	2004	10.00	11.60	190,848
	2005	11.60	12.44	356,148
	2006	12.44

Covered Call	2004	10.00	10.65	11,817
	2005	10.65	10.82	65,416
	2006	10.82

Target VIP	2005	10.00	10.12	1,731
	2006	10.12

Target Equity/ Income	2005	10.00	10.11	139,489
	2006	10.11

Dow Target Variable Fund LLC
Dow Target 10 Portfolios

First Quarter	1999	10.00	10.16	13,240
	2000	10.16	10.30	23,921
	2001	10.30	9.71	29,963
	2002	9.71	8.54	25,594
	2003	8.54	10.55	153,537
	2004	10.55	10.74	144,729
	2005	10.74	9.94	133,633
	2006	9.94

Second Quarter	1999	10.00	10.17	106,002
	2000	10.17	10.28	111,285
	2001	10.28	9.93	100,471
	2002	9.93	9.14	62,170
	2003	9.14	11.58	165,780
	2004	11.58	11.64	155,610
	2005	11.64	11.18	134,973
	2006	11.18

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Third Quarter	1999	$10.00	$8.85	81,217
	2000	8.85	9.10	92,030
	2001	9.10	8.67	80,730
	2002	8.67	7.83	68,176
	2003	7.83	9.61	169,253
	2004	9.61	9.79	155,269
	2005	9.79	9.13	131,028
	2006	9.13

Fourth Quarter	1999	10.00	9.24	73,188
	2000	9.24	9.94	62,194
	2001	9.94	9.64	48,811
	2002	9.64	8.97	37,078
	2003	8.97	10.95	111,363
	2004	10.95	10.93	97,060
	2005	10.93	10.29	87,456
	2006	10.29

Dow Target 5 Portfolios

First Quarter	2000	10.00	11.16	6,343
	2001	11.16	10.64	5,882
	2002	10.64	9.17	4,606
	2003	9.17	10.82	22,283
	2004	10.82	11.81	23,813
	2005	11.81	11.39	31,015
	2006	11.39

Second Quarter	2000	10.00	12.32	5,026
	2001	12.32	10.86	3,963
	2002	10.86	9.69	3,952
	2003	9.69	11.78	15,509
	2004	11.78	12.89	19,312
	2005	12.89	12.32	17,557
	2006	12.32

Third Quarter	2000	10.00	11.74	2,063
	2001	11.74	10.97	2,180
	2002	10.97	9.65	2,045
	2003	9.65	10.93	35,323
	2004	10.93	11.63	26,796
	2005	11.63	9.27	27,566
	2006	9.27

Fourth Quarter	1999	10.00	8.50	20,835
	2000	8.50	9.14	25,618
	2001	9.14	9.30	12,987
	2002	9.30	8.64	10,316
	2003	8.64	10.18	46,700
	2004	10.18	10.70	45,950
	2005	10.70	9.23	40,652
	2006	9.23

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Dreyfus Variable Insurance Fund
Appreciation	2003	$10.00	$11.69	38,966
	2004	11.69	12.08	137,799
	2005	12.08	12.40	161,502
	2006	12.40

Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income	1998	10.00	8.85	49,518
	1999	8.85	9.20	194,265
	2000	9.20	8.65	264,784
	2001	8.65	7.73	309,046
	2002	7.73	6.76	310,061
	2003	6.76	8.29	313,813
	2004	8.29	9.71	738,836
	2005	9.71	9.95	1,611,015
	2006	9.95

Goldman Sachs Structured U.S. Equity	1998	10.00	10.19	48,081
	1999	10.19	12.49	250,757
	2000	12.49	11.13	387,431
	2001	11.13	9.66	423,371
	2002	9.66	7.44	385,471
	2003	7.44	9.51	417,384
	2004	9.51	10.77	522,966
	2005	10.77	11.32	1,100,532
	2006	11.32

Goldman Sachs Capital Growth	1998	10.00	11.19	41,158
	1999	11.19	14.03	216,910
	2000	14.03	12.73	294,576
	2001	12.73	10.74	310,825
	2002	10.74	8.02	252,183
	2003	8.02	9.78	232,062
	2004	9.78	10.52	416,483
	2005	10.52	10.68	398,513
	2006	10.68

Janus Aspen Series (Institutional Shares)
Large Cap Growth	1998	10.00	11.56	142,599
	1999	11.56	16.41	1,940,525
	2000	16.41	13.83	2,997,638
	2001	13.83	10.26	2,524,855
	2002	10.26	7.44	1,813,000
	2003	7.44	9.66	1,492,481
	2004	9.66	9.96	1,167,051
	2005	9.96	10.25	892,972
	2006	10.25

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

International Growth	1998	$10.00	$9.87	19,644
	1999	9.87	17.75	169,064
	2000	17.75	14.71	408,896
	2001	14.71	11.14	380,072
	2002	11.14	8.17	275,525
	2003	8.17	10.88	232,971
	2004	10.88	12.76	189,524
	2005	12.76	16.64	166,642
	2006	16.64

Worldwide Growth	1998	10.00	10.50	139,755
	1999	10.50	17.04	1,029,115
	2000	17.04	14.17	1,630,549
	2001	14.17	10.84	1,408,490
	2002	10.84	7.96	1,039,628
	2003	7.96	9.74	810,029
	2004	9.74	10.06	629,370
	2005	10.06	10.50	458,681
	2006	10.50

Balanced	1998	10.00	11.63	164,472
	1999	11.63	14.53	1,774,265
	2000	14.53	14.01	2,785,100
	2001	14.01	13.17	2,465,029
	2002	13.17	12.15	1,969,882
	2003	12.15	13.67	1,615,730
	2004	13.67	14.63	1,270,762
	2005	14.63	15.57	887,368
	2006	15.57

Janus Aspen Series (Service Shares)
Large Cap Growth	2000	10.00	8.06	1,584,508
	2001	8.06	5.98	2,409,324
	2002	5.98	4.32	1,944,519
	2003	4.32	5.60	1,661,880
	2004	5.60	5.76	1,454,352
	2005	5.76	5.91	1,252,888
	2006	5.91

International Growth	2000	10.00	7.88	166,720
	2001	7.88	5.95	846,346
	2002	5.95	4.36	759,977
	2003	4.36	5.78	739,566
	2004	5.78	6.76	620,333
	2005	6.76	8.80	751,663
	2006	8.80

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Worldwide Growth	2000	$10.00	$7.98	1,107,400
	2001	7.98	6.09	1,992,495
	2002	6.09	4.46	1,680,823
	2003	4.46	5.44	1,449,981
	2004	5.44	5.61	1,144,260
	2005	5.61	5.84	943,741
	2006	5.84

Balanced	2000	10.00	9.72	1,412,177
	2001	9.72	9.12	2,990,319
	2002	9.12	8.39	3,334,140
	2003	8.39	9.41	2,925,435
	2004	9.41	10.05	2,583,237
	2005	10.05	10.67	2,290,071
	2006	10.67

J.P. Morgan Series Trust II
JPMorgan Small Company	1998	10.00	8.33	63,525
	1999	8.33	11.87	164,498
	2000	11.87	10.38	261,098
	2001	10.38	9.41	276,176
	2002	9.41	7.27	276,669
	2003	7.27	9.75	272,609
	2004	9.75	12.23	475,235
	2005	12.23	12.47	472,685
	2006	12.47

JPMorgan Mid Cap Value	2001	10.00	10.96	9,060
	2002	10.96	10.89	100,375
	2003	10.89	13.92	209,131
	2004	13.92	16.62	571,517
	2005	16.62	17.90	1,185,325
	2006	17.90

Lazard Retirement Series
Lazard Retirement Small Cap	1999	10.00	9.29	11,326
	2000	9.29	11.09	39,466
	2001	11.09	12.97	230,069
	2002	12.97	10.53	416,026
	2003	10.53	14.25	536,066
	2004	14.25	16.15	684,580
	2005	16.15	16.56	709,556
	2006	16.56

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Lazard Retirement Emerging Markets	1999	$10.00	$11.48	21,475
	2000	11.48	8.14	63,056
	2001	8.14	7.62	67,943
	2002	7.62	7.41	100,263
	2003	7.41	11.17	110,955
	2004	11.17	14.38	208,062
	2005	14.38	19.97	446,998
	2006	19.97

UBS Series Trust
U.S. Allocation	1999	10.00	10.47	114,178
	2000	10.47	10.10	490,552
	2001	10.10	8.71	746,759
	2002	8.71	6.62	478,276
	2003	6.62	8.32	434,217
	2004	8.32	9.05	299,779
	2005	9.05	9.52	269,215
	2006	9.52

MFS Variable Insurance Trust
MFS Investors Growth Stock	2001	10.00	10.71	8,434
	2002	10.71	7.63	52,655
	2003	7.63	9.23	97,785
	2004	9.23	9.92	160,946
	2005	9.92	10.20	144,380
	2006	10.20

MFS Mid Cap Growth	2001	10.00	11.10	15,246
	2002	11.10	6.19	57,352
	2003	6.19	8.34	163,533
	2004	8.34	9.41	237,675
	2005	9.41	9.54	230,285
	2006	9.54

MFS New Discovery	2001	10.00	11.55	13,879
	2002	11.55	7.77	75,537
	2003	7.77	10.22	110,180
	2004	10.22	10.70	83,654
	2005	10.70	11.08	77,781
	2006	11.08

MFS Total Return	2001	10.00	10.25	51,822
	2002	10.25	9.57	848,217
	2003	9.57	10.95	1,838
	2004	10.95	11.99	2,269,205
	2005	11.99	12.13	2,562,775
	2006	12.13

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Van Kampen Universal Institutional Funds (Class I)
Core Plus Fixed Income	1998	$10.00	$10.45	44,089
	1999	10.45	10.13	331,016
	2000	10.13	11.11	394,328
	2001	11.11	11.97	332,091
	2002	11.97	12.67	284,568
	2003	12.67	13.08	251,670
	2004	13.08	13.46	225,980
	2005	13.46	13.83	150,167
	2006	13.83

Value	1998	10.00	8.80	45,544
	1999	8.80	8.52	89,812
	2000	8.52	10.50	89,566
	2001	10.50	10.59	83,555
	2002	10.59	8.13	74,364
	2003	8.13	10.75	69,251
	2004	10.75	12.49	67,253
	2005	12.49	12.88	43,346
	2006	12.88

U.S. Real Estate	1998	10.00	8.94	9,691
	1999	8.94	8.69	28,422
	2000	8.69	11.08	125,785
	2001	11.08	12.00	73,851
	2002	12.00	11.74	45,545
	2003	11.74	15.92	65,997
	2004	15.92	21.41	105,473
	2005	21.41	24.72	121,775
	2006	24.72

Emerging Market Debt	1998	10.00	6.72	1,131
	1999	6.72	8.57	15,043
	2000	8.57	9.42	20,917
	2001	9.42	10.43	12,854
	2002	10.43	11.02	11,716
	2003	11.02	13.89	11,156
	2004	13.89	15.08	9,807
	2005	15.08	16.69	9,624
	2006	16.69

Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income	2003	10.00	11.51	14,011
	2004	11.51	11.81	58,711
	2005	11.81	12.11	61,454
	2006	12.11

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

U.S. Real Estate	2003	$10.00	$12.78	34,371
	2004	12.78	17.15	220,338
	2005	17.15	19.74	532,637
	2006	19.74

Old Mutual Insurance Series Fund (formerly PBHG Insurance Series Fund)
Technology & Communications	2000	10.00	5.33	388,742
	2001	5.33	2.51	799,693
	2002	2.51	1.14	708,865
	2003	1.14	1.63	897,921
	2004	1.63	1.71	640,924
	2005	1.71	1.86	514,376
	2006	1.86

PIMCO Variable Insurance Trust
Real Return	2002	10.00	10.66	543,705
	2003	10.66	11.45	993,812
	2004	11.45	12.29	1,548,335
	2005	12.29	12.38	3,082,173
	2006	12.38

Total Return	2002	10.00	10.42	255,511
	2003	10.42	10.79	768,632
	2004	10.79	11.16	1,174,175
	2005	11.16	11.28	1,678,924
	2006	11.28

Global Bond	2002	10.00	10.68	12,893
	2003	10.68	12.05	96,298
	2004	12.05	13.15	133,027
	2005	13.15	12.11	206,521
	2006	12.11

Prudential Series Fund
Jennison	2000	10.00	8.57	278,764
	2001	8.57	6.88	460,025
	2002	6.88	4.67	467,403
	2003	4.67	5.97	476,587
	2004	5.97	6.43	392,291
	2005	6.43	7.23	361,192
	2006	7.23

Jennison 20/20 Focus	2000	10.00	9.72	39,031
	2001	9.72	9.46	71,494
	2002	9.46	7.22	77,648
	2003	7.22	9.18	228,307
	2004	9.18	10.44	471,111
	2005	10.44	12.49	501,863
	2006	12.49

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Funds, Inc.)
All Cap	1998	$10.00	$10.67	21,659
	1999	10.67	12.84	48,771
	2000	12.84	14.98	94,561
	2001	14.98	10.05	299,673
	2002	10.05	11.12	365,296
	2003	11.12	15.25	335,212
	2004	15.25	16.29	306,133
	2005	16.29	16.72	269,215
	2006	16.72

Total Return	1998	10.00	10.00	28,716
	1999	10.00	9.94	109,267
	2000	9.94	10.58	136,854
	2001	10.58	10.35	235,953
	2002	10.35	9.51	275,575
	2003	9.51	10.87	301,022
	2004	10.87	11.66	252,002
	2005	11.66	11.88	211,646
	2006	11.88

Investors	1998	10.00	10.13	27,822
	1999	10.13	11.16	25,082
	2000	11.16	12.68	46,997
	2001	12.68	11.98	173,272
	2002	11.98	9.09	234,005
	2003	9.09	11.87	184,492
	2004	11.87	12.92	170,824
	2005	12.92	13.57	167,895
	2006	13.57

Wells Fargo Advantage Variable Trust Funds (formerly Strong Variable Insurance Funds)
Discovery	1998	10.00	11.53	42,782
	1999	11.53	21.58	514,497
	2000	21.58	18.13	1,292,064
	2001	18.13	12.38	1,468,041
	2002	12.38	7.62	1,100,189
	2003	7.62	10.09	991,015
	2004	10.09	11.86	803,840
	2005	11.86	12.81	667,544
	2006	12.81

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Opportunity	1998	$10.00	$9.54	28,554
	1999	9.54	12.69	180,309
	2000	12.69	13.35	353,051
	2001	13.35	12.67	615,990
	2002	12.67	9.15	613,606
	2003	9.15	12.36	583,589
	2004	12.36	14.41	428,808
	2005	14.41	15.33	339,865
	2006	15.33

Multi Cap Value	1998	10.00	9.39	3,481
	1999	9.39	9.00	36,066
	2000	9.00	9.57	151,516
	2001	9.57	9.82	129,856
	2002	9.82	7.44	85,631
	2003	7.44	10.16	72,909
	2004	10.16	11.70	50,453
	2005	11.70	13.44	48,531
	2006	13.44

Fidelity Variable Insurance Products Fund
VIP ContraFund®	2000	10.00	9.23	101,377
	2001	9.23	7.96	497,783
	2002	7.96	7.10	793,344
	2003	7.10	8.97	1,039,505
	2004	8.97	10.19	1,433,277
	2005	10.19	11.72	2,104,925
	2006	11.72

VIP MidCap	2000	10.00	11.15	326,136
	2001	11.15	10.61	700,708
	2002	10.61	9.41	1,044,212
	2003	9.41	12.83	1,265,141
	2004	12.83	15.77	1,608,799
	2005	15.77	18.36	2,092,498
	2006	18.36

VIP Equity-Income	2003	10.00	10.81	41,389
	2004	10.81	11.86	398,660
	2005	11.86	12.34	814,934
	2006	12.34

VIP Growth	2000	10.00	8.45	385,385
	2001	8.45	6.85	983,576
	2002	6.85	4.71	1,017,060
	2003	4.71	6.15	1,197,622
	2004	6.15	6.26	1,404,305
	2005	6.26	6.51	1,357,846
	2006	6.51

Form 8521

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Alliance Variable Products Series
Growth & Income	2001	$10.00	$9.73	144,854
	2002	9.73	7.46	121,016
	2003	7.46	9.72	102,467
	2004	9.72	10.66	92,775
	2005	10.66	11.00	69,499
	2006	11.00

Small Cap Growth	2001	10.00	11.52	27,336
	2002	11.52	7.72	22,103
	2003	7.72	11.32	20,043
	2004	11.32	12.77	16,273
	2005	12.77	13.20	13,925
	2006	13.20

Global Bond	2001	10.00	9.29	27,939
	2002	9.29	10.68	18,234
	2003	10.68	11.91	11,291
	2004	11.91	12.84	9,172
	2005	12.84	11.67	7,251
	2006	11.67

Royce Capital Fund
Small Cap	2003	10.00	13.96	132,077
	2004	13.96	17.20	555,026
	2005	17.20	18.41	897,864
	2006	18.41

Micro-Cap	2003	10.00	14.68	51,178
	2004	14.68	16.48	210,692
	2005	16.48	18.14	327,335
	2006	18.14

Form 8521

Statement of Additional Information Contents

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-Sheltered Annuities
Financial Statements

1940 Act File Number 811-1978
1933 Act File Number 333-43515

Form 8521

Ohio National Variable Account A
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (513) 794-6514
Statement of Additional Information
May 1, 2007
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A (“VAA”) flexible purchase payment individual variable annuity contracts dated May 1, 2007. To get a free copy of the prospectus for VAA, write or call us at the above address.
“Oncore Premier VA”

Custodian
U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, holds custody of VAA’s assets.
Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Account A and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2006 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2006	$80,123,822	$13,243,555
2005	$55,437,760	$10,292,152
2004	$57,887,088	$10,504,630

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2006, was [TBD]. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an average contract value of [TBD]. There is no annual contract administration charge for contracts over $50,000. The effect of that charge on contracts with total value less than $50,000 would be to reduce the returns. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.
The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2006 (assuming surrender of the contract then) are as follows:

	Fund
	Inception					Account	Since
	Date	Life of Fund	1 Yr.	5 Yr.	10 Yr.	Inception	Inception*
Oncore Premier
12/31/06

Fidelity® Variable Insurance Products (Service Class 2 Shares)
VIP Contrafund(R) Portfolio	1/3/95	12.70%	9.04%	4.58%	10.22%	5/1/00	2.69%
VIP Growth Portfolio	10/9/86	9.04%	-1.95%	-5.59%	5.50%	5/1/00	-7.55%
VIP Mid Cap Portfolio	12/28/98	17.92%	10.39%	10.22%	—	5/1/00	11.21%
VIP Equity-Income Portfolio	10/9/86	9.24%	-1.88%	1.90%	6.94%	10/1/03	9.37%
The Prudential Series Fund, Inc. (Class II Shares)
Jennison 20/20 Focus Portfolio	5/3/99	5.25%	13.59%	4.80%	—	1/3/00	3.64%
Jennison Portfolio	4/25/95	8.42%	6.45%	-3.81%	6.67%	1/3/00	-5.50%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	1/12/98	2.00%	-3.50%	2.50%	—	5/1/98	-0.06%
Goldman Sachs Structured U.S. Equity Fund	2/13/98	2.97%	-0.96%	-0.06%	—	5/1/98	1.63%
Goldman Sachs Capital Growth Fund	4/30/98	0.92%	-4.48%	-3.92%	—	5/1/98	0.86%
MFS® Variable Insurance TrustSM (Service Class Shares)
MFS New Discovery Series	5/1/00	-3.41%	-2.42%	-2.59%	—	11/1/01	2.07%
MFS Investors Growth Stock Series	5/1/00	-8.08%	-3.21%	-7.26%	—	11/1/01	-0.01%
MFS Mid Cap Growth Series	5/1/00	-7.00%	-4.56%	-7.47%	—	11/1/01	-1.62%
MFS Total Return Series	5/1/00	4.84%	-4.82%	2.78%	—	11/1/01	4.33%
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	11/4/97	6.99%	-3.44%	8.06%	—	7/1/99	8.07%
Lazard Retirement Emerging Markets Portfolio	11/4/97	8.07%	32.84%	19.45%	—	7/1/99	11.23%
Lazard Retirement Equity Portfolio	3/18/98	2.24%	-4.05%	0.32%	—	5/2/05	-0.12%
Lazard Retirement International Equity Portfolio	9/1/98	2.91%	3.12%	0.28%	—	5/2/05	8.25%
Pimco Variable Insurance Trust (Administrative Class Shares)
Real Return Portfolio	9/30/99	8.17%	-5.31%	7.54%	—	8/1/02	5.43%
Total Return Portfolio	12/31/97	4.48%	-4.96%	4.14%	—	8/1/02	2.50%
Global Bond Portfolio (Unhedged)	1/10/02	6.96%	-13.91%	—	—	8/1/02	4.72%
Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	1/24/89	7.02%	-5.79%	7.01%	—	5/2/05	-2.35%
Franklin Flex Cap Growth Securities Fund	3/1/05	5.37%	—	—	—	5/2/05	5.37%
Templeton Foreign Securities Fund	5/1/92	4.82%	2.65%	1.58%	—	5/2/05	5.81%
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	12/31/00	-1.12%	-3.32%	-1.86%	—	5/1/03	6.77%
Ohio National Fund, Inc.
Money Market Portfolio	7/31/80	4.56%	-4.48%	0.16%	2.27%	7/31/80	4.56%
Bond Portfolio	11/2/82	6.14%	-6.96%	4.91%	4.33%	11/2/82	6.14%

3

	Fund
	Inception					Account	Since
	Date	Life of Fund	1 Yr.	5 Yr.	10 Yr.	Inception	Inception*
S&P 500 Index® Portfolio	1/3/97	6.04%	-2.97%	-2.06%	—	1/3/97	6.04%
Equity Portfolio	1/14/71	8.22%	-1.36%	3.28%	6.31%	1/14/71	8.22%
Nasdaq-100® Index Portfolio	5/1/00	-15.63%	-5.96%	-8.84%	—	5/1/00	-15.63%
Capital Growth Portfolio	5/1/98	7.92%	-4.80%	-4.99%	—	5/1/98	7.92%
Bristol Portfolio	5/1/02	4.38%	4.49%	—	—	5/1/02	4.38%
Bryton Growth Portfolio	5/1/02	-1.27%	-3.13%	—	—	5/1/02	-1.27%
Omni Portfolio	9/10/84	5.81%	1.98%	-1.94%	1.58%	9/10/84	5.81%
Target VIP Portfolio	11/2/05	-4.82%	—	—	—	11/9/05	-4.82%
Target Equity/Income Portfolio	11/2/05	-4.92%	—	—	—	11/9/05	-4.92%
Balanced Portfolio	5/3/04	5.05%	-3.95%	—	—	5/3/04	5.07%
Covered Call Portfolio	5/3/04	1.30%	-4.44%	—	—	5/3/04	1.30%
U.S. Equity Portfolio	5/3/04	10.67%	1.21%	—	—	5/3/04	10.71%
Aggressive Growth Portfolio	3/31/95	-1.84%	5.72%	-6.25%	-4.19%	3/31/95	-1.84%
Small Cap Growth Portfolio	1/3/97	1.79%	-0.99%	-7.70%	—	1/3/97	1.79%
Capital Appreciation Portfolio	4/30/94	9.75%	-2.18%	4.61%	8.91%	4/30/94	9.75%
Millennium Portfolio	4/30/94	9.80%	-7.38%	-5.29%	6.56%	4/30/94	9.80%
High Income Bond Portfolio	5/1/98	3.38%	-4.43%	6.88%	—	5/1/98	3.38%
Blue Chip Portfolio	5/1/98	1.31%	-2.71%	0.51%	—	5/1/98	1.31%
International Portfolio	4/30/93	4.93%	1.89%	-3.56%	2.34%	4/30/93	4.93%
International Small Company Portfolio	3/31/95	9.09%	21.22%	5.80%	8.99%	3/31/95	9.09%
Mid Cap Opportunity Portfolio	1/3/97	9.56%	2.47%	1.65%	—	1/3/97	9.56%
Royce Capital Fund
Royce Micro-Cap Portfolio	12/27/96	14.48%	4.07%	14.07%	—	5/1/03	23.74%
Royce Small-Cap Portfolio	12/27/96	13.33%	1.07%	13.82%	—	5/1/03	24.44%
J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio	1/3/95	9.13%	-4.01%	3.40%	7.14%	5/1/98	2.92%
JPMorgan Mid Cap Value Portfolio	9/28/01	14.69%	1.71%	—	—	11/1/01	14.71%
(Van Kampen) The Universal Institutional Funds, Inc. (Class II Shares)
Core Plus Fixed Income Portfolio	5/1/03	5.75%	-3.50%	—	—	5/1/03	5.75%
U.S. Real Estate Portfolio	5/1/03	27.83%	9.14%	—	—	5/1/03	27.83%
Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Funds, Inc.),
All Cap Fund	2/17/98	7.98%	-3.39%	1.85%	—	5/1/98	6.93%
Total Return Fund	2/17/98	2.78%	-4.11%	1.97%	—	5/1/98	2.27%
Investors Fund	2/17/98	4.96%	-0.94%	0.99%	—	5/1/98	4.07%
Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	9/13/93	6.50%	-3.42%	-6.58%	5.02%	4/30/98	0.16%
International Growth Portfolio	5/2/94	11.45%	24.12%	1.87%	11.41%	4/30/98	6.54%
Worldwide Growth Portfolio	9/13/93	8.77%	-1.89%	-6.57%	6.60%	4/30/98	0.45%
Balanced Portfolio	9/13/93	9.83%	0.18%	1.51%	9.23%	4/30/98	5.90%
The DowSM Target Variable Fund LLC
Dow Target 10 - First Quarter Portfolio	1/4/99	-0.09%	-13.52%	-0.94%	—	1/4/99	-0.09%
Dow Target 10 - Second Quarter Portfolio	4/1/99	1.66%	-9.95%	1.30%	—	4/1/99	1.66%
Dow Target 10 - Third Quarter Portfolio	7/1/99	-1.39%	-12.73%	-0.34%	—	7/1/99	-1.39%
Dow Target 10 - Fourth Quarter Portfolio	10/1/99	0.46%	-11.82%	0.31%	—	10/1/99	0.46%
Dow Target 5 - First Quarter Portfolio	1/1/00	2.04%	-9.55%	0.01%	—	1/3/00	2.04%
Dow Target 5 - Second Quarter Portfolio	4/1/00	3.55%	-10.43%	-0.41%	—	4/1/00	3.55%
Dow Target 5 - Third Quarter Portfolio	7/1/00	-1.57%	-26.29%	-5.11%	—	7/1/00	-1.57%
Dow Target 5 - Fourth Quarter Portfolio	10/1/99	-1.27%	-19.71%	-0.21%	—	10/1/99	-1.27%

*	Account inception is the date the portfolio became part of Variable Account A. Since inception is the annualized return since that date.

4

Loans Under Tax-Sheltered Annuities
Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.
We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).
The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

5

Ohio National Variable Account A
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
The following financial statements of the Registrant are included in Part B of this Registration Statement:
The following consolidated financial statements of the Depositor and its subsidiaries are also included by reference in Part B of this Registration Statement:
Consent of the following:
Exhibits:
All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:
(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

1

(3	)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515).

(3	)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(3	)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

(3	)(d)	Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

(3	)(e)	Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515).

(3	)(f)	Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515).

(3	)(g)	Fund Participation Agreement between the Depositor and Prudential Funds was filed as Exhibit (3)(g) of the Registrant’s Form N-4, Post-Effective Amendment no. 25 on May 1, 2006 (File No. 333-43515).

(3	)(h)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust was filed as Exhibit (3)(h) of the Registrant’s Form N-4, Post-Effective Amendment no. 25 on May 1, 2006 (File No. 333-43515).

(3	)(i)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds was filed as Exhibit (3)(i) of the Registrant’s Form N-4, Post-Effective Amendment no. 25 on May 1, 2006 (File No. 333-43515).

(4)		Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515).

(5	)(a)	Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

(6	)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(6	)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(8)		Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on July 25, 2006 (File no. 333-134285).

2

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor
Trudy K. Backus*	Vice President, Administration Projects

Thomas A. Barefield*	Senior Vice President, Institutional Sales

Lee E. Bartels*	Vice President, Underwriting

Howard C. Becker*	Senior Vice President, Individual Insurance & Corporate Services

G. Timothy Biggs*	Vice President, Mortgages and Real Estate

Jeffery A. Bley, Jr.*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, Kentucky 41011	Director

William R. Burleigh One West Fourth Street Suite 1100 Cincinnati, Ohio 45202	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, Ohio 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

George E. Castrucci 8355 Old Stable Road Cincinnati, Ohio 45243	Director

Raymond R. Clark 201 East Fourth Street Cincinnati, Ohio 45202	Director

Thomas G. Cody 7 West Seventh Street Cincinnati, Ohio 45202	Director

Timothy C. Cardinal*	Vice President and Actuary, Financial Reporting

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

H. Douglas Cooke, III*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Richard J. Dowdle*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Ronald J. Dolan*	Director and Executive Vice President and Chief Financial Officer

Anthony G. Esposito*	Vice President, Human Resources and Administration

Donald W. Flannery*	Information Technology Head

Dianne S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden 7000 Midland Boulevard Batavia, Ohio 45103	Director

Jed R. Martin*	Vice President, Private Placements

3

Name and Principal	Positions and Offices
Business Address	with Depositor
Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

James I. Miller, II*	Senior Vice President, Life Product Management

Stephen R. Murphy*	Vice President, Annuity Product Management

Edward P. Nolan*	Vice President, Stable Asset Management

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, Ohio 45202	Director

John J. Palmer*	Director and Vice Chairman

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips 200 E. Randolph Drive 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Senior Vice President, Controller and Treasurer

D. Gates Smith*	Director and Executive Vice President, Agency and Group Distribution

James C. Smith*	Senior Vice President, Internal Audit & Compliance

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, ONESCO

Paul J. Twilling*	Vice President, Information Systems

Dr. David S. Williams*	Vice President and Medical Director

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

4

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc. (aviation)	Ohio	100%

ON Global Holdings, Inc. (holding company, foreign insurance)	Delaware	100%

Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%

SMON Holdings, Inc. (insurance holding company)	Delaware	50%

Suffolk Capital Management LLC	Delaware	81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%

Ohio National Investments, Inc. (investment adviser)	Ohio	100%

The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%

Enterprise Park, Inc. (real estate holding company)	Georgia	100%

Ohio National Fund, Inc. (registered investment company)	Maryland	(more than) 90%

Dow Target Variable Fund LLC	Ohio	100%
(registered investment company)

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company (investment adviser)	Ohio	100%

Ohio National Insurance Agency, Inc.	Indiana	100%

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency of Massachusetts, Inc.	Massachusetts	100%

Ohio National Insurance Agency of North Carolina, Inc.	North Carolina	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.
Item 27. Number of Contract Owners
As of September 21, 2006, this Series of the Registrant’s contracts were owned by 14,653 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

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Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor's affiliate, National Security Life and Annuity Company.

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The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
James I. Miller	Vice President and Director
Trudy K. Backus	Vice President and Director
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Operations Vice President, Treasurer & Compliance Officer
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting
Discounts and	Compensation	Brokerage
Commissions	on Redemption	Commissions	Compensation
$72,280,835	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:
(1)	Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”) One Financial Way Montgomery, Ohio 45242

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U.S. Bank, N.A. (“Custodian”) 425 Walnut Street Cincinnati, Ohio 45202

(2)	General and auxiliary ledgers:

Depositor and Custodian

(3)	Securities records for portfolio securities:

Custodian

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Custodian

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Custodian

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Custodian and Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

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(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports — Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

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Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 27th day of February, 2007.

Ohio National Variable Account A
(Registrant)

By	THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman

Attest:

/s/ Marc L. Collins
Marc L. Collins
Second Vice President and Counsel
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 27th day of February, 2007.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer

John J. Palmer, Vice Chairman

Attest:

/s/ Marc L. Collins
Marc L. Collins
Second Vice President and Counsel

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As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David B. O’Maley	Chairman, President, Chief Executive Officer and Director	February 27, 2007
David B. O’Maley

*/s/ Jack E. Brown	Director	February 27, 2007
Jack E. Brown

*/s/ William R. Burleigh	Director	February 27, 2007
William R. Burleigh

*/s/ Victoria B. Buyniski Gluckman	Director	February 27, 2007
Victoria B. Buyniski Gluckman

*/s/ George E. Castrucci	Director	February 27, 2007
George E. Castrucci

*/s/ Raymond R. Clark	Director	February 27, 2007
Raymond R. Clark

* /s/ Thomas G. Cody	Director	February 27, 2007
Thomas G. Cody

/s/ Ronald J. Dolan	Director, Principal Financial and Accounting Officer	February 27, 2007
Ronald J. Dolan

* /s/ John W. Hayden	Director	February 27, 2007
John W. Hayden

*/s/ James F. Orr	Director	February 27, 2007
James F. Orr

/s/ John J. Palmer	Director	February 27, 2007
John J. Palmer

*/s/ John R. Phillips	Director	February 27, 2007
John R. Phillips

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Signature	Title	Date

/s/ D. Gates Smith	Director	February 27, 2007
D. Gates Smith

*By	/s/ John J. Palmer
John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant’s registration statement.

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Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System

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